Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Nonrecurring Basis (Detail) In Millions, unless otherwise specified			3 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Unlisted securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Unlisted securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Certain investment in affiliates Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Certain investment in affiliates Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Minimum Unlisted securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Minimum Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Certain investment in affiliates Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Unlisted securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Maximum Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Certain investment in affiliates Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,301	¥ 106,928	$ 107	¥ 8,814	$ 892	¥ 73,319		$ 141	¥ 11,561	$ 105	¥ 8,638	$ 56	¥ 4,596
Valuation Tecnique(s)			Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Direct capitalization	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs			Discount rate	Discount rate	Discount rate	Discount rate	Capitalization rate	Discount rate	Discount rate	Discount rate	Discount rate	Discount rate	Discount rate
Weighted Average Discount Rate			6.50%	6.50%	7.90%	7.90%	10.90%	8.20%	8.20%	6.00%	6.00%	6.50%	6.50%	4.20%	3.30%	5.20%	7.00%	6.00%	5.00%	12.50%	18.90%	29.00%	10.00%	8.00%